Consolidated statement of financial position - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Assets [abstract]
Goodwill	€ 27,589	€ 27,644
Other intangible assets	14,434	14,737
Property, plant and equipment	28,398	28,423
Right-of-use assets	6,197	6,263
Interests in associates and joint ventures	103	103
Non-current financial assets related to banking activities	1,380	1,259
Non-current financial assets	1,274	1,208
Non-current derivatives assets	881	562
Other non-current assets	135	125
Deferred tax assets	859	992
Total non-current assets	81,250	81,316
Inventories	866	906
Trade receivables	5,899	5,320
Other customer contract assets	1,189	1,209
Current financial assets related to Orange Bank activities	1,977	3,095
Current financial assets	4,375	4,766
Current derivatives assets	41	12
Other current assets	1,509	1,258
Operating taxes and levies receivables	955	1,090
Current tax assets	116	120
Prepaid expenses	887	730
Cash and cash equivalents	6,364	6,481
Total current assets	24,178	24,987
Total assets	105,428	106,303
Equity and liabilities [abstract]
Share capital	10,640	10,640
Share premiums and statutory reserve	16,859	16,859
Subordinated notes	5,803	5,803
Retained earnings	(1,196)	(1,575)
Equity attributable to the owners of the parent company	32,106	31,727
Non-controlling interests	2,553	2,688
Total equity	34,660	34,416
Non-current financial liabilities	32,744	33,148
Non-current derivatives liabilities	672	487
Non-current lease liabilities	5,290	5,225
Non-current fixed assets payables	798	817
Non-current employee benefits	2,398	2,554
Non-current dismantling provision	818	810
Non-current restructuring provision	88	96
Other non-current liabilities	331	353
Deferred tax liabilities	779	703
Total non-current liabilities	43,918	44,192
Current financial liabilities	4,489	3,925
Current derivatives liabilities	54	22
Current lease liabilities	1,233	1,267
Current fixed assets payables	2,472	2,848
Trade payables	6,397	6,682
Customer contract liabilities	2,026	2,093
Current financial liabilities related to Orange Bank activities	3,234	4,279
Current employee benefits	2,115	2,261
Current dismantling provision	10	15
Current restructuring provision	67	120
Other current liabilities	2,412	2,095
Operating taxes and levies payables	1,566	1,287
Current tax payables	724	748
Deferred income	50	51
Total current liabilities	26,850	27,695
Total equity and liabilities	€ 105,428	€ 106,303